Schedule of Investments (unaudited)
July 31, 2025
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.9%
Abacus Group	1,014,333	$783,505
Abacus Storage King	1,115,974	1,144,110
Arena REIT	941,197	2,214,647
BWP Trust(a)	1,362,776	3,135,321
Centuria Industrial REIT	1,525,957	3,105,688
Centuria Office REIT	1,217,596	991,210
Charter Hall Group	1,147,047	14,777,823
Charter Hall Long Wale REIT	1,648,890	4,374,837
Charter Hall Retail REIT	1,375,979	3,419,924
Charter Hall Social Infrastructure REIT	877,270	1,666,747
Cromwell Property Group	3,261,458	867,210
Dexus	2,559,772	11,556,363
Dexus Industria REIT	771,925	1,390,285
Goodman Group	4,847,618	108,385,307
GPT Group (The)	4,691,643	15,283,529
Growthpoint Properties Australia Ltd.	665,326	1,044,246
HealthCo REIT(b)	1,035,801	519,858
HomeCo Daily Needs REIT	4,335,827	3,564,170
Mirvac Group	9,627,234	13,813,053
National Storage REIT	2,944,495	4,514,972
Region Group	2,799,177	4,189,160
Scentre Group	12,730,434	30,466,969
Stockland	5,704,728	20,224,888
Vicinity Ltd.	9,390,116	14,784,727
Waypoint REIT Ltd.	1,535,129	2,475,581
		268,694,130
Belgium — 1.1%
Aedifica SA	116,772	8,593,013
Ascencio	14,802	835,183
Care Property Invest NV	90,409	1,276,382
Cofinimmo SA	92,599	8,037,812
Home Invest Belgium SA	25,151	560,065
Montea NV	50,978	3,795,287
Retail Estates NV	27,486	2,042,102
Shurgard Self Storage Ltd.	76,899	3,051,527
Vastned NV	24,250	819,880
Warehouses De Pauw CVA	435,107	10,153,724
Xior Student Housing NV	88,223	3,113,400
		42,278,375
Canada — 2.2%
Allied Properties REIT(b)	306,817	3,830,784
Boardwalk Real Estate Investment Trust	99,322	5,121,649
Canadian Apartment Properties REIT	390,293	12,464,250
Choice Properties REIT	676,826	6,931,409
Crombie REIT	265,221	2,752,510
Dream Industrial REIT	692,465	5,757,215
First Capital Real Estate Investment Trust	522,013	7,003,624
Granite Real Estate Investment Trust	152,414	8,039,795
H&R Real Estate Investment Trust	637,487	5,332,329
InterRent REIT	340,761	3,258,576
Killam Apartment REIT	286,611	3,789,487
NorthWest Healthcare Properties REIT	600,863	2,055,493
Prinmaris REIT	246,113	2,619,924
RioCan REIT	728,523	9,280,045
SmartCentres Real Estate Investment Trust(b)	312,873	5,735,403
		83,972,493
China — 0.0%
Yuexiu REIT(b)	6,683,000	757,201
Security	Shares	Value
France — 2.0%
Altarea SCA	15,303	$1,888,763
ARGAN SA, NVS	39,877	2,992,921
Carmila SA	131,109	2,575,929
Covivio SA/France	132,432	8,573,887
Gecina SA	125,116	12,295,478
ICADE	110,965	2,637,155
Klepierre SA	506,290	19,326,063
Mercialys SA	228,010	2,819,051
Unibail-Rodamco-Westfield, New	233,774	22,661,880
		75,771,127
Germany — 0.0%
Hamborner REIT AG	172,937	1,120,789
Guernsey — 0.0%
Regional REIT Ltd.(c)	303,902	496,869
Hong Kong — 1.0%
Champion REIT(b)	4,589,000	1,280,243
Fortune REIT	3,743,000	2,405,639
Link REIT	6,301,720	35,111,636
Prosperity REIT	3,425,000	597,118
Sunlight REIT(b)	2,460,000	710,184
		40,104,820
India — 0.3%
Embassy Office Parks REIT	2,125,006	9,581,070
Mindspace Business Parks REIT(c)	487,656	2,297,689
		11,878,759
Ireland — 0.0%
Irish Residential Properties REIT PLC	1,233,092	1,373,431
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	131,870	495,012
Japan — 5.8%
Activia Properties Inc.	4,764	4,070,114
Advance Residence Investment Corp.	6,327	6,525,397
AEON REIT Investment Corp.	4,115	3,508,305
Comforia Residential REIT Inc.	1,593	3,129,046
CRE Logistics REIT Inc.	1,364	1,350,567
Daiwa House REIT Investment Corp.	5,012	8,381,683
Daiwa Office Investment Corp.	1,244	2,890,158
Daiwa Securities Living Investments Corp.	4,717	3,195,948
Frontier Real Estate Investment Corp.	5,950	3,393,815
Fukuoka REIT Corp.	1,754	2,099,820
Global One Real Estate Investment Corp.	2,307	2,181,264
GLP J-REIT	10,746	9,416,778
Hankyu Hanshin REIT Inc.	1,530	1,619,275
Health Care & Medical Investment Corp.	866	660,740
Heiwa Real Estate REIT Inc.	2,338	2,192,051
Hoshino Resorts REIT Inc.	1,324	2,297,112
Hulic REIT Inc.	2,998	3,268,850
Ichigo Office REIT Investment Corp.	2,226	1,409,848
Industrial & Infrastructure Fund Investment Corp.	5,759	4,712,156
Invincible Investment Corp.	17,864	7,945,355
Japan Excellent Inc.	2,718	2,514,576
Japan Hotel REIT Investment Corp.	11,761	6,463,536
Japan Logistics Fund Inc.	6,243	3,875,211
Japan Metropolitan Fund Invest	16,424	11,945,552
Japan Prime Realty Investment Corp.	8,668	5,694,338
Japan Real Estate Investment Corp.	16,379	13,285,088
KDX Realty Investment Corp.	9,092	9,770,833
LaSalle Logiport REIT	4,011	3,817,625
Mirai Corp.(b)	4,301	1,308,048

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsubishi Estate Logistics REIT Investment Corp.	3,224	$2,569,152
Mitsui Fudosan Logistics Park Inc.	7,334	4,916,624
Mori Hills REIT Investment Corp.	3,428	3,098,009
Mori Trust REIT Inc.	5,711	2,778,913
Nippon Accommodations Fund Inc.	5,657	4,431,981
Nippon Building Fund Inc.	18,992	17,421,886
Nippon Prologis REIT Inc.	16,318	8,806,206
Nippon REIT Investment Corp.	3,930	2,460,201
Nomura Real Estate Master Fund Inc.	10,087	10,623,485
NTT UD REIT Investment Corp.	3,124	2,691,189
One REIT Inc.	518	918,598
Orix JREIT Inc.	6,431	8,406,803
Samty Residential Investment Corp.	839	549,397
Sankei Real Estate Inc.	1,006	637,081
Sekisui House REIT Inc.	9,494	4,932,077
SOSiLA Logistics REIT Inc.	1,595	1,240,453
Star Asia Investment Corp.	5,875	2,281,727
Starts Proceed Investment Corp.	496	618,019
Takara Leben Real Estate Investment Corp.	2,082	1,300,761
Tokyu REIT Inc.	1,958	2,545,990
United Urban Investment Corp.	7,379	8,101,976
		224,253,617
Malaysia — 0.2%
Axis Real Estate Investment Trust(b)	4,253,500	1,983,181
IGB Real Estate Investment Trust	4,429,700	2,887,354
Pavilion REIT(b)	3,675,200	1,529,960
Sunway REIT	4,556,100	2,388,891
		8,789,386
Mexico — 0.6%
Concentradora Fibra Danhos SA de CV	594,915	796,269
FIBRA Macquarie Mexico(c)	1,943,287	3,189,195
Fibra Uno Administracion SA de CV	6,817,415	9,710,254
Prologis Property Mexico SA de CV	2,582,481	9,707,062
TF Administradora Industrial S de Real de CV(b)	185,460	318,128
		23,720,908
Netherlands — 0.2%
Eurocommercial Properties NV	101,120	3,086,488
NSI NV	35,667	875,718
Wereldhave NV	91,841	1,879,823
		5,842,029
New Zealand — 0.2%
Argosy Property Ltd.	1,829,752	1,239,593
Goodman Property Trust	2,342,289	2,773,483
Kiwi Property Group Ltd.	3,414,097	1,957,467
Stride Property Group	1,166,309	851,970
		6,822,513
Philippines — 0.1%
AREIT Inc.	2,590,020	1,864,841
Saudi Arabia — 0.1%
Al Maather REIT Fund	121,771	300,280
Al Rajhi REIT	639,854	1,436,421
Alahli REIT Fund 1	116,744	215,550
Alinma Retail REIT Fund	233,935	280,712
Alkhabeer REIT	240,101	366,560
Bonyan REIT	169,068	416,253
Derayah REIT	229,068	332,837
Jadwa REIT Alharamain Fund	166,547	237,310
Mulkia Gulf Real Estate REIT Fund	219,257	271,214
Musharaka Real Estate Income Fund	212,506	236,804
Riyad REIT Fund	329,636	465,042
Security	Shares	Value
Saudi Arabia (continued)
Sedco Capital REIT Fund	376,686	$694,907
		5,253,890
Singapore — 3.0%
AIMS APAC REIT	1,713,028	1,831,140
CapitaLand Ascendas REIT	8,698,114	18,623,765
CapitaLand Ascott Trust	6,347,032	4,368,879
CapitaLand China Trust(b)	2,851,830	1,665,340
CapitaLand Integrated Commercial Trust	13,887,504	23,448,501
CDL Hospitality Trusts	1,930,200	1,185,243
Digital Core REIT Management Pte. Ltd.	2,168,200	1,133,921
ESR-REIT	1,730,494	3,664,712
Far East Hospitality Trust(b)	2,282,900	1,052,837
First REIT(b)	3,383,900	716,707
Frasers Centrepoint Trust	3,099,333	5,285,296
Frasers Logistics & Commercial Trust(b)	6,709,700	4,531,471
Keppel DC REIT	4,362,093	7,938,230
Keppel REIT	5,798,200	4,231,873
Lendlease Global Commercial REIT(b)	4,213,691	1,778,986
Mapletree Industrial Trust(b)	5,060,310	7,888,510
Mapletree Logistics Trust(b)	8,258,413	7,343,920
Mapletree Pan Asia Commercial Trust(b)	5,459,091	5,409,436
OUE REIT(b)	5,588,600	1,269,745
Parkway Life REIT	1,061,100	3,286,932
Sasseur REIT	1,311,100	680,247
Starhill Global REIT	3,423,600	1,420,219
Stoneweg Europe Stapled Trust, NVS(b)	886,600	1,598,624
Suntec REIT(b)	5,075,500	4,517,465
		114,871,999
South Africa — 0.5%
Attacq Ltd.(b)	1,690,177	1,341,147
Burstone Group Ltd.	1,566,349	705,088
Emira Property Fund Ltd.	453,330	301,121
Equites Property Fund Ltd.(b)	1,810,043	1,585,921
Growthpoint Properties Ltd.	7,797,331	6,100,392
Redefine Properties Ltd.	15,739,396	4,165,346
Resilient REIT Ltd.	727,077	2,608,739
Stor-Age Property REIT Ltd.(b)	1,087,955	954,396
		17,762,150
South Korea — 0.1%
ESR Kendall Square REIT Co. Ltd.	333,653	1,022,516
JR Global REIT	428,842	762,756
LOTTE REIT Co. Ltd.	378,735	1,047,316
Shinhan Alpha REIT Co. Ltd.	279,914	1,109,640
SK REITs Co. Ltd.	390,311	1,356,575
		5,298,803
Spain — 0.5%
Inmobiliaria Colonial SOCIMI SA	871,590	5,772,051
Merlin Properties SOCIMI SA	914,538	12,662,734
		18,434,785
Thailand — 0.0%
CPN Retail Growth Leasehold REIT	4,877,800	1,684,387
Turkey — 0.1%
AKIS Gayrimenkul Yatirimi A/S	2,924,064	505,066
Akmerkez Gayrimenkul Yatirim Ortakligi AS	30,366	157,086
Alarko Gayrimenkul Yatirim Ortakligi A/S(a)	336,284	178,058
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,752,846	2,317,295
Is Gayrimenkul Yatirim Ortakligi AS(a)	1,095,230	492,534
		3,650,039
United Kingdom — 4.0%
AEW U.K. REIT PLC	296,940	413,330

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Assura PLC	7,730,165	$5,090,373
Big Yellow Group PLC	456,096	5,623,493
British Land Co. PLC (The)	2,381,357	10,944,556
CLS Holdings PLC	337,062	296,432
Custodian Property Income REIT PLC	967,901	1,009,788
Derwent London PLC	261,934	6,676,316
Empiric Student Property PLC	1,615,172	2,056,286
Great Portland Estates PLC	940,866	4,218,472
Hammerson PLC	1,136,557	4,441,326
Helical PLC	255,410	762,830
Home REIT PLC(a)(d)	1,719,812	258,925
Land Securities Group PLC	1,814,615	13,800,037
Life Science Reit PLC	696,005	363,232
LondonMetric Property PLC	5,414,308	13,626,012
NewRiver REIT PLC	1,094,900	1,026,645
Picton Property Income Ltd.	1,302,107	1,349,907
Primary Health Properties PLC	3,122,418	3,954,697
PRS REIT PLC (The)	1,230,358	1,715,761
Residential Secure Income PLC(c)	480,929	368,380
Safestore Holdings PLC	518,928	4,601,544
Schroder REIT Ltd.	1,148,807	791,964
Segro PLC	3,297,909	28,107,193
Shaftesbury Capital PLC	3,563,534	7,425,981
Sirius Real Estate Ltd.	3,593,014	4,939,663
Supermarket Income REIT PLC	2,985,085	3,142,121
Target Healthcare REIT PLC	1,490,542	1,952,959
Triple Point Social Housing REIT PLC(c)	947,596	861,139
Tritax Big Box REIT PLC	6,006,656	11,173,105
UNITE Group PLC (The)	1,009,642	9,954,456
Warehouse REIT PLC	931,138	1,404,326
Workspace Group PLC	316,655	1,662,307
		154,013,556
United States — 70.4%
Acadia Realty Trust	317,207	5,938,115
Agree Realty Corp.	264,245	18,946,366
Alexander & Baldwin Inc.	175,611	3,157,486
Alexandria Real Estate Equities Inc.	419,033	32,026,692
American Assets Trust Inc.	125,115	2,380,938
American Healthcare REIT Inc.	385,382	14,891,160
American Homes 4 Rent, Class A	834,687	28,955,292
Americold Realty Trust Inc.	696,017	11,191,953
Apartment Investment & Management Co., Class A	317,282	2,668,342
Apple Hospitality REIT Inc.	538,288	6,324,884
AvalonBay Communities Inc.	347,434	64,720,006
Brandywine Realty Trust	427,888	1,711,552
Brixmor Property Group Inc.	743,762	19,434,501
Broadstone Net Lease Inc.	460,523	7,478,894
BXP Inc.	387,510	25,354,779
Camden Property Trust	262,765	28,693,938
CareTrust REIT Inc.	456,856	14,528,021
Centerspace	41,348	2,250,572
COPT Defense Properties	275,917	7,527,016
Cousins Properties Inc.	408,720	11,076,312
CubeSmart	552,414	21,494,429
Curbline Properties Corp.	234,122	5,174,096
DiamondRock Hospitality Co.	509,100	3,930,252
Digital Realty Trust Inc.	824,074	145,399,617
Douglas Emmett Inc.	374,099	5,671,341
Easterly Government Properties Inc.	97,904	2,153,888
EastGroup Properties Inc.	127,190	20,762,496
Elme Communities	213,370	3,217,620
Empire State Realty Trust Inc., Class A	330,557	2,393,233
Security	Shares	Value
United States (continued)
EPR Properties	182,917	$10,067,752
Equinix Inc.	238,766	187,471,900
Equity LifeStyle Properties Inc.	463,694	27,784,544
Equity Residential	925,307	58,479,402
Essential Properties Realty Trust Inc.	480,823	14,660,293
Essex Property Trust Inc.	155,699	40,509,766
Extra Space Storage Inc.	514,682	69,152,674
Federal Realty Investment Trust	207,811	19,151,862
First Industrial Realty Trust Inc.	312,868	15,242,929
Four Corners Property Trust Inc.	240,112	6,060,427
Gaming and Leisure Properties Inc.	644,732	29,386,885
Getty Realty Corp.	125,022	3,474,361
Global Net Lease Inc.	475,066	3,320,711
Healthcare Realty Trust Inc., Class A	803,139	12,336,215
Healthpeak Properties Inc.	1,694,461	28,704,169
Highwoods Properties Inc.	259,527	7,528,878
Host Hotels & Resorts Inc.	1,671,734	26,279,658
Independence Realty Trust Inc.	565,186	9,478,169
Innovative Industrial Properties Inc.	66,761	3,451,544
InvenTrust Properties Corp.	189,025	5,211,419
Invitation Homes Inc.	1,494,805	45,815,773
Iron Mountain Inc.	716,767	69,784,435
JBG SMITH Properties	178,236	3,775,038
Kilroy Realty Corp.	287,547	10,598,982
Kimco Realty Corp.	1,633,179	34,672,390
Kite Realty Group Trust	533,286	11,721,626
Lineage Inc.	171,512	7,400,743
LTC Properties Inc.	110,138	3,749,098
LXP Industrial Trust	711,777	5,523,390
Macerich Co. (The)	614,046	10,260,709
Medical Properties Trust Inc.	1,211,409	4,991,005
Mid-America Apartment Communities Inc.	284,261	40,487,294
National Health Investors Inc.	111,108	7,762,005
National Storage Affiliates Trust	171,855	5,062,848
NETSTREIT Corp.	197,592	3,602,102
NexPoint Residential Trust Inc.	55,843	1,741,185
NNN REIT Inc.	456,803	18,847,692
Omega Healthcare Investors Inc.	702,394	27,323,127
Paramount Group Inc.	450,698	2,758,272
Park Hotels & Resorts Inc.	476,867	5,083,402
Pebblebrook Hotel Trust	282,547	2,833,946
Phillips Edison & Co. Inc.	306,678	10,362,650
Piedmont Realty Trust Inc., Class A	301,617	2,280,225
Prologis Inc.	2,266,271	241,992,417
Public Storage	385,870	104,933,488
Realty Income Corp.	2,181,986	122,474,874
Regency Centers Corp.	441,366	31,513,532
Rexford Industrial Realty Inc.	578,310	21,125,664
RLJ Lodging Trust	366,482	2,711,967
Ryman Hospitality Properties Inc.	142,448	13,541,107
Sabra Health Care REIT Inc.	573,890	10,347,237
Safehold Inc.	135,117	1,890,287
Sila Realty Trust Inc.	133,728	3,268,312
Simon Property Group Inc.	791,556	129,648,957
SL Green Realty Corp.	174,050	9,964,363
STAG Industrial Inc.	456,107	15,658,153
Sun Communities Inc.	308,674	38,284,836
Sunstone Hotel Investors Inc.	463,074	4,051,898
Tanger Inc.	272,007	8,165,650
Terreno Realty Corp.	247,632	13,741,100
UDR Inc.	807,296	31,718,660
UMH Properties Inc.	187,599	3,054,112

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Urban Edge Properties	307,993	$6,073,622
Ventas Inc.	1,065,913	71,608,035
Veris Residential Inc.	189,803	2,672,426
VICI Properties Inc., Class A	2,580,192	84,114,259
Vornado Realty Trust	430,438	16,537,428
Welltower Inc.	1,600,724	264,231,511
WP Carey Inc.	529,527	33,974,452
Xenia Hotels & Resorts Inc.	244,534	3,108,027
		2,724,051,660
Total Common Stocks — 99.3% (Cost: $3,979,481,149)		3,843,257,569
Investment Companies
Investment Grade Bonds — 0.1%
BRESCO Fundo de Investimentos Imobiliario	38,862	763,214
Hedge Brasil Shopping FII	314,793	1,045,646
HSI Mall FII	51,995	739,131
		2,547,991
Total Investment Companies — 0.1% (Cost: $2,748,769)		2,547,991
Total Long-Term Investments — 99.4% (Cost: $3,982,229,918)		3,845,805,560
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	21,490,609	$21,499,206
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	10,910,000	10,910,000
Total Short-Term Securities — 0.9% (Cost: $32,409,206)		32,409,206
Total Investments — 100.3% (Cost: $4,014,639,124)		3,878,214,766
Liabilities in Excess of Other Assets — (0.3)%		(10,373,580)
Net Assets — 100.0%		$3,867,841,186

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,890,921	$7,608,322 (a)	$—	$(389)	$352	$21,499,206	21,490,609	$25,653 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,860,000	1,050,000 (a)	—	—	—	10,910,000	10,910,000	97,193	—
				$(389)	$352	$32,409,206		$122,846	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	26	09/18/25	$3,642	$64,083
Dow Jones U.S. Real Estate Index	524	09/19/25	18,964	5,939
				$70,022

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Global REIT ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,879,005,504	$963,993,140	$258,925	$3,843,257,569
Investment Companies	2,547,991	—	—	2,547,991
Short-Term Securities
Money Market Funds	32,409,206	—	—	32,409,206
	$2,913,962,701	$963,993,140	$258,925	$3,878,214,766
Derivative Financial Instruments(a)
Assets
Equity Contracts	$70,022	$—	$—	$70,022

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust